LEASES - Maturity analysis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finance leases
2022	$ 78
2023	68
2024	44
2025	28
2026	8
Imputed Interest	(5)
Total	222	$ 209
Operating leases
2022	403
2023	302
2024	236
2025	201
2026	121
Thereafter	190
Imputed Interest	(87)
Total	1,366
Facilities and equipment leases not yet commenced	$ 27